Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Significant Accounting Policies [Line Items]
CODM description	An operating segment is a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses, and for which discrete financial information is available and regularly reviewed by the chief operating decision-maker (“CODM”) in making decisions regarding resource allocation and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Long-lived assets	$ 583,820	$ 1,694
Held in rain tokens	75,789,453,031
Fair value	$ 606,781
Short-term leases term	12 months
Related to patents costs	$ 196	$ 180	$ 391
Percentage of total assets	99.51%
Share-Based Payment Arrangement [Member]
Significant Accounting Policies [Line Items]
Shares excluded from the calculations of diluted net loss per share (in Shares) | shares	8,415,595	3,683,488	3,144,994
Israel [Member]
Significant Accounting Policies [Line Items]
Long-lived assets	$ 938	$ 1,153